INCOME TAX	9 Months Ended
Sep. 30, 2017
INCOME TAX
INCOME TAX

15 INCOME TAX

        The income tax benefits for the nine-month periods ended September 30, 2016 and 2017 were RMB8,090 and RMB5,038, respectively. The Company's effective tax rates for the nine-month periods ended September 30, 2016 and 2017 were 3.8% and 2.3%, respectively.